Employment, Post-Employment Benefits and Share Compensation Plans - Assumptions used for calculation of employee benefit plan (Details) - France	Dec. 31, 2024	Dec. 31, 2023
Employment, Post-Employment Benefits and Share Compensation Plans
Discount Rate	3.30%	3.25%
Salary Increase	2.50%	3.00%